Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 190,183,970.35
Previously Paid Amount	0.00
Total Fee Amount	29,117.17
Total Offset Amount	0.00
Net Fee	$ 29,117.17